Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Total assets	SFr 796,799	SFr 851,395	SFr 805,822
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	265,801	269,089	261,465
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	91,957	90,300	91,503
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	70,569	74,878	67,356
Operating Segments | Investment Bank
Segment Reporting Information
Total assets	248,775	292,843	270,488
Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,591	3,941	3,703
Corporate Center
Segment Reporting Information
Total assets	116,106	SFr 120,344	111,307
Bank
Segment Reporting Information
Total assets	800,120		809,688
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	265,801		261,465
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	91,957		91,503
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	70,569		67,356
Bank | Operating Segments | Investment Bank
Segment Reporting Information
Total assets	248,775		270,488
Bank | Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,591		3,703
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 119,427		SFr 115,173